DECHERT PRICE & RHOADS
                               1500 K STREET, N.W.
                                    SUITE 500
                             WASHINGTON, D.C. 20005




                                January 17, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      PIMCO Funds:  Multi-Manager Series
                           (File No. 33-36528)

Dear Sirs:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by PIMCO Funds: Multi-Manager Series (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

     1. the form of Prospectus dated January 14, 1997 describing the Class A, Class B, and Class C shares of the Emerging Markets Fund, International Developed Fund, International Fund, Capital Appreciation Fund, Mid Cap Growth Fund, Micro Cap Growth Fund, Small Cap Growth Fund, Renaissance Fund, Growth Fund, Target Fund, Opportunity Fund, Innovation Fund, Tax Exempt Fund, Equity Income Fund, Value Fund, Small Cap Value Fund, Enhanced Equity Fund, Balanced Fund, and Precious Metals Fund; and

     2. the text of the Trust's most recent amendment to its registration statement has been filed electronically.

     No fees are required in connection with this filing. Please contact the undersigned at (202) 626-3386 with any questions or comments regarding this matter.

                                   Sincerely,



                                  /s/Keith T. Robinson